Statements of Cash Flows - Summary of Cash Generated From Operations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement [Abstract]
Profit for the year	₩ 65,880	₩ 62,556	₩ 39,730
Depreciation expense	4,570	3,783	2,748
Amortization expense	1,748	1,137	905
Bad debt expenses	933	713	281
Unrealized foreign currency loss	211	682	267
Interest expense	115	186	277
Loss on disposal of property and equipment	57	0	0
Impairment loss on intangible assets	281	115	52
Impairment loss on other non-current assets	1,087	1,456	434
Post-employment benefit expense (Reversal of allowance for retirement benefit)	23	62	(4)
Income tax expense	33,421	25,455	11,526
Unrealized foreign currency gain	(134)	(321)	(119)
Interest income	(1,383)	(1,088)	(1,626)
Gain on disposal of property and equipment	(7)	0	(3)
Reversal of allowance for doubtful accounts	(132)	(50)	(34)
Gain on disposal of intangible assets	0	0	(1)
Others	214	0	0
Change in accounts receivables	5,530	(29,116)	30,143
Change in other receivables	(1,082)	60	232
Change in prepaid expenses	(3,296)	(2,134)	1,981
Change in prepayment	2,165	(2,755)	(204)
Change in other current assets	243	622	(556)
Change in other non-current assets	144	2,255	(1,860)
Change in accounts payables	(8,512)	15,510	(37,145)
Change in deferred revenue	1,185	3,332	(9,631)
Change in withholdings	686	1,218	(397)
Change in accrued expenses	118	181	140
Change in other current liabilities	34	(1,256)	113
Change in other non-current liabilities	(99)	(868)	(463)
Change in advance receipt	0	0	434
Total	₩ 103,572	₩ 81,735	₩ 37,220